COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Depreciation and impairment of non-financial assets (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and impairment of non-financial assets
Total	$ 10,098,597	$ 8,230,289	$ 7,077,240
Depreciation of property, plant and equipment [member]
Depreciation and impairment of non-financial assets
Total	1,801,538	1,621,521	1,538,369
Depreciation of other non financial assets [member]
Depreciation and impairment of non-financial assets
Total	749,390	585,375	688,436
Depreciation of intangible assets [member]
Depreciation and impairment of non-financial assets
Total	4,894,310	3,958,213	2,555,881
Right of use assets
Depreciation and impairment of non-financial assets
Total	1,914,585	2,064,570	$ 2,294,554
Impairment of other non-financial assets [member]
Depreciation and impairment of non-financial assets
Total		$ 610
Impairment of goodwill [member]
Depreciation and impairment of non-financial assets
Total	$ 738,774